Operating facility and loan and derivative assets and liabilities - Derivative Liability (Details) $ in Thousands		12 Months Ended
	Jan. 31, 2020 banks	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
Derivative liability
Derivative, number of banks | banks	2
Current derivative financial assets		$ 64	$ 254
Derivative assets		0	41
Interest rate swaps
Derivative liability
Notional amount		17,400
Derivative, credit swap amount		$ 6,563	$ 15,313
Derivative, weighted average interest rate		1.80%	1.80%
(Loss) gain on change in fair value		$ (173)	$ (561)
Interest rate swaps | Fixed interest rate
Derivative liability
Notional amount		$ 43,750
Derivative, credit swap term		5 years